Risk and Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
Risk And Capital Management
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios

12/31/2022					12/31/2021
Financial Assets (1)	Expected Loss (2)	Reduction/(Increase) of Expected Loss			Financial Assets (1)	Expected Loss (2)	Reduction/(Increase) of Expected Loss
		Pessimistic scenario	Base scenario	Optimistic scenario			Pessimistic scenario	Base scenario	Optimistic scenario
1,256,751	(54,476)	(530)	198	530	1,078,891	(46,348)	(340)	163	1,788
1) Composed of Loan operations, lease operations and securities.
2) Comprises expected credit loss for Financial Guarantees R$ (810) (R$ (767) at 12/31/2021) and Loan Commitments R$ (2,874) (R$ (4,433) at 12/31/2021).

Summary of Credit Risk Exposure
I.IV - Maximum Exposure of Financial Assets to Credit Risk

	12/31/2022			12/31/2021
	Brazil	Abroad	Total	Brazil	Abroad	Total
Financial Assets	1,545,701	511,277	2,056,978	1,319,532	485,649	1,805,181
At Amortized Cost	1,120,797	350,447	1,471,244	914,776	350,614	1,265,390
Interbank deposits	18,955	40,637	59,592	17,795	52,147	69,942
Securities purchased under agreements to resell	218,339	3,440	221,779	159,974	9,744	169,718
Securities	191,947	27,368	219,315	125,875	21,871	147,746
Loan and lease operations	636,836	272,586	909,422	562,646	259,944	822,590
Other financial assets	97,995	13,828	111,823	81,398	15,075	96,473
(-) Provision for Expected Loss	(43,275)	(7,412)	(50,687)	(32,912)	(8,167)	(41,079)
At Fair Value Through Other Comprehensive Income	48,438	72,614	121,052	44,648	60,974	105,622
Securities	48,438	72,614	121,052	44,648	60,974	105,622
At Fair Value Through Profit or Loss	376,466	88,216	464,682	360,108	74,061	434,169
Securities	364,039	21,060	385,099	343,339	21,628	364,967
Derivatives	11,052	67,156	78,208	16,612	52,433	69,045
Other financial assets	1,375	-	1,375	157	-	157
Financial liabilities - provision for expected loss	3,040	644	3,684	4,543	657	5,200
Loan Commitments	2,622	252	2,874	4,115	318	4,433
Financial Guarantees	418	392	810	428	339	767
Off balance sheet	472,372	72,005	544,377	446,267	73,431	519,698
Financial Guarantees	71,524	20,255	91,779	62,548	20,362	82,910
Letters of credit to be released	47,354	-	47,354	45,773	-	45,773
Loan commitments	353,494	51,750	405,244	337,946	53,069	391,015
Mortgage loans	15,423	-	15,423	10,709	-	10,709
Overdraft accounts	157,408	-	157,408	147,878	-	147,878
Credit cards	177,658	3,754	181,412	176,384	3,840	180,224
Other pre-approved limits	3,005	47,996	51,001	2,975	49,229	52,204
Total	2,015,033	582,638	2,597,671	1,761,256	558,423	2,319,679

Schedule of other financial assets
I.IV.I - By business sector
Loans and Financial Lease Operations

	12/31/2022%		12/31/2021%
Industry and commerce	197,351	21.7%	190,491	23.1%
Services	177,180	19.5%	173,332	21.1%
Other sectors	37,072	4.1%	37,652	4.6%
Individuals	497,819	54.7%	421,115	51.2%
Total	909,422	100.0%	822,590	100.0%

Other financial assets (1)

	12/31/2022%		12/31/2021%
Public sector	691,964	63.8%	580,619	62.2%
Services	167,176	15.4%	150,831	16.2%
Other sectors	119,436	11.0%	83,521	9.0%
Financial	106,469	9.8%	117,869	12.6%
Total	1,085,045	100.0%	932,840	100.0%
1) Includes Financial Assets at Fair Value through Profit and Loss, Financial Assets at Fair Value through Other Comprehensive Income and Financial Assets at Amortized Cost, except for Loan and Lease Operations and Other Financial Assets.
The exposure of Off Balance financial instruments (Financial Collaterals and Loan Commitments) is neither categorized nor managed by business sector.

Schedule of other financial assets
Other financial assets (1)

	12/31/2022%		12/31/2021%
Public sector	691,964	63.8%	580,619	62.2%
Services	167,176	15.4%	150,831	16.2%
Other sectors	119,436	11.0%	83,521	9.0%
Financial	106,469	9.8%	117,869	12.6%
Total	1,085,045	100.0%	932,840	100.0%
1) Includes Financial Assets at Fair Value through Profit and Loss, Financial Assets at Fair Value through Other Comprehensive Income and Financial Assets at Amortized Cost, except for Loan and Lease Operations and Other Financial Assets.
The exposure of Off Balance financial instruments (Financial Collaterals and Loan Commitments) is neither categorized nor managed by business sector.

Summary of Breakdown of Indicators of Credit Quality

I.IV.II - By type and classification of credit risk
Loan and lease operations
	12/31/2022
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 Stages
	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total
Individuals	305,210	233,996	511	539,717	59,639	8,538	1	68,178	35,254	226	-	35,480	400,103	242,760	512	643,375
Corporate	133,205	29,853	60,209	223,267	901	32	444	1,377	5,162	11	2,551	7,724	139,268	29,896	63,204	232,368
Micro/Small and medium companies	142,621	84,619	9,520	236,760	12,299	1,494	115	13,908	9,976	265	123	10,364	164,896	86,378	9,758	261,032
Foreign loans - Latin America	182,516	44,542	16,912	243,970	13,863	1,544	1,279	16,686	8,776	124	114	9,014	205,155	46,210	18,305	269,670
Total	763,552	393,010	87,152	1,243,714	86,702	11,608	1,839	100,149	59,168	626	2,788	62,582	909,422	405,244	91,779	1,406,445
%	61.4%	31.6%	7.0%	100.0%	86.6%	11.6%	1.8%	100.0%	94.5%	1.0%	4.5%	100.0%	64.7%	28.8%	6.5%	100.0%

	12/31/2021
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 Stages
	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total
Individuals	270,371	220,961	944	492,276	38,168	20,723	-	58,891	23,997	686	-	24,683	332,536	242,370	944	575,850
Corporate	128,519	23,882	52,429	204,830	1,600	200	535	2,335	4,915	23	2,478	7,416	135,034	24,105	55,442	214,581
Micro/Small and medium companies	124,555	71,158	7,605	203,318	16,749	4,823	130	21,702	8,666	222	141	9,029	149,970	76,203	7,876	234,049
Foreign loans - Latin America	178,719	46,629	17,776	243,124	13,389	1,621	713	15,723	12,942	87	159	13,188	205,050	48,337	18,648	272,035
Total	702,164	362,630	78,754	1,143,548	69,906	27,367	1,378	98,651	50,520	1,018	2,778	54,316	822,590	391,015	82,910	1,296,515
%	61.4%	31.7%	6.9%	100.0%	70.9%	27.7%	1.4%	100.0%	93.0%	1.9%	5.1%	100.0%	63.4%	30.2%	6.4%	100.0%

Summary of Internal Rating

Internal rating	12/31/2022				12/31/2021
	Stage 1	Stage 2	Stage 3	Total loan operations	Stage 1	Stage 2	Stage 3	Total loan operations
Low	705,625	62,501	-	768,126	662,839	42,028	-	704,867
Medium	57,508	14,095	-	71,603	38,980	19,239	-	58,219
High	419	10,106	-	10,525	345	8,639	-	8,984
Credit-Impaired	-	-	59,168	59,168	-	-	50,520	50,520
Total	763,552	86,702	59,168	909,422	702,164	69,906	50,520	822,590
%	84.0%	9.5%	6.5%	100.0%	85.4%	8.5%	6.1%	100.0%

Maximum Exposure of Other Financial Assets by Type and Classification of Credit Risk

Other financial assets
	12/31/2022
	Fair value	Stage 1		Stage 2		Stage 3
		Cost	Fair value	Cost	Fair value	Cost	Fair value
Investment funds	32,491	27,660	27,140	5,259	5,259	92	92
Government securities	479,834	483,476	479,834	-	-	-	-
Brazilian government	394,675	397,793	394,675	-	-	-	-
Other Public	-	36	-	-	-	-	-
Abroad	85,159	85,647	85,159	-	-	-	-
Argentina	3,453	3,460	3,453	-	-	-	-
United States	9,665	9,716	9,665	-	-	-	-
Israel	860	852	860	-	-	-	-
Mexico	14,010	14,021	14,010	-	-	-	-
Spain	9,922	9,924	9,922	-	-	-	-
Korea	10,363	10,365	10,363	-	-	-	-
Chile	24,681	24,811	24,681	-	-	-	-
Paraguay	3,463	3,461	3,463	-	-	-	-
Uruguay	1,182	1,185	1,182	-	-	-	-
Colombia	3,151	3,430	3,151	-	-	-	-
Peru	6	7	6	-	-	-	-
Switzerland	4,403	4,415	4,403	-	-	-	-
Corporate securities	211,103	216,005	208,241	3,559	2,512	2,297	350
Rural product note	28,896	28,670	28,618	287	262	29	16
Real estate receivables certificates	7,214	7,318	7,214	-	-	-	-
Bank deposit certificate	1,172	1,172	1,172	-	-	-	-
Debentures	110,075	110,732	108,140	2,470	1,610	2,037	325
Eurobonds and other	8,770	9,035	8,770	-	-	-	-
Financial bills	19,504	19,535	19,504	-	-	-	-
Promissory and commercial notes	11,250	11,251	11,250	-	-	-	-
Other	24,222	28,292	23,573	802	640	231	9
Total	723,428	727,141	715,215	8,818	7,771	2,389	442

	12/31/2021
	Fair value	Stage 1		Stage 2		Stage 3
		Cost	Fair value	Cost	Fair value	Cost	Fair value
Investment funds	20,139	4,906	4,914	15,224	15,225	-	-
Government securities	423,085	426,959	423,085	-	-	-	-
Brazilian government	362,449	365,947	362,449	-	-	-	-
Other Public	-	36	-	-	-	-	-
Abroad	60,636	60,976	60,636	-	-	-	-
Argentina	1,335	1,310	1,335	-	-	-	-
United States	7,189	7,226	7,189	-	-	-	-
Mexico	12,413	12,424	12,413	-	-	-	-
Spain	6,131	6,132	6,131	-	-	-	-
Korea	5,604	5,604	5,604	-	-	-	-
Chile	21,399	21,552	21,399	-	-	-	-
Paraguay	1,469	1,526	1,469	-	-	-	-
Uruguay	1,258	1,256	1,258	-	-	-	-
Colombia	3,830	3,938	3,830	-	-	-	-
Peru	8	8	8	-	-	-	-
Corporate securities	173,163	169,489	167,457	3,391	2,789	4,993	2,917
Rural product note	12,744	12,474	12,597	146	121	38	26
Real estate receivables certificates	4,999	5,063	4,999	-	-	-	-
Bank deposit certificate	390	392	390	-	-	-	-
Debentures	103,659	99,438	98,867	2,383	1,923	4,704	2,869
Eurobonds and other	10,206	10,236	10,194	12	12	-	-
Financial bills	10,168	10,185	10,168	-	-	-	-
Promissory and commercial notes	8,901	8,874	8,901	-	-	-	-
Other	22,096	22,827	21,341	850	733	251	22
Total	616,387	601,354	595,456	18,615	18,014	4,993	2,917

Summary of Financial Assets Individually Evaluated Classified by Rating

Other Financial Assets - Internal Classification by Level of Risk

12/31/2022
Internal rating	Financial Assets - At Amortized Cost		Financial assets at fair value through profit or loss (1)	Financial Assets at fair value through other comprehensive income	Total
	Interbank deposits and securities purchased under agreements to resell	Securities
Low	281,371	214,894	461,153	120,977	1,078,395
Medium	-	3,816	2,104	75	5,995
High	-	605	50	-	655
Total	281,371	219,315	463,307	121,052	1,085,045
%	25.9%	20.2%	42.7%	11.2%	100.0%
1) Includes Derivatives in the amount of R$ 78,208.

12/31/2021
Internal rating	Financial Assets - At Amortized Cost		Financial assets at fair value through profit or loss (1)	Financial Assets at fair value through other comprehensive income	Total
	Interbank deposits and securities purchased under agreements to resell	Securities
Low	245,442	142,416	430,729	105,622	924,209
Medium	-	4,399	3,219	-	7,618
High	18	931	64	-	1,013
Total	245,460	147,746	434,012	105,622	932,840
%	26.4%	15.8%	46.5%	11.3%	100.0%
1) Includes Derivatives in the amount of R$ 69,045.

Summary of Collateral for Loans and Financial Lease Operations

	12/31/2022				12/31/2021
	Over-collateralized assets		Under-collateralized assets		Over-collateralized assets		Under-collateralized assets
	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral
Individuals	141,896	336,597	3,085	2,861	113,194	282,131	1,014	907
Personal (1)	2,971	11,106	1,469	1,394	2,436	8,338	639	583
Vehicles (2)	29,613	70,901	1,610	1,463	26,941	68,275	368	318
Mortgage loans (3)	109,312	254,590	6	4	83,817	205,518	7	6
Micro, small and medium companies and corporates (4)	173,007	614,178	41,395	36,233	170,334	634,871	32,436	26,933
Foreign loans - Latin America (4)	175,517	319,085	11,817	4,441	168,968	330,020	9,782	4,152
Total	490,420	1,269,860	56,297	43,535	452,496	1,247,022	43,232	31,992
1) In general requires financial collaterals.
2) Vehicles themselves are pledged as collateral, as well as assets leased in lease operations.
3) Properties themselves are pledged as collateral.
4) Any collateral set forth in the credit policy of ITAÚ UNIBANCO HOLDING (chattel mortgage, surety/joint debtor, mortgage and other).

Summary of VaR Total - Historical Simulation	VaR Total (Historical Simulation) (in millions of reais) (1)12/31/2022 12/31/2021AverageMinimumMaximumVar Total AverageMinimumMaximumVar Total VaR by Risk Factor Group Interest rates1,1028851,7511,160 9374251,4111,257Currencies2695526 18103713Shares27186565 42179824Commodities421010 4184Effect of diversification---(527) ---(602)Total risk6784941,172734 441198707696

1) VaR by Risk Factor Group considers information from foreign units.

Summary of Position of Accounts Subject to Interest Rate Risk

	12/31/2022						12/31/2021
	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total
Financial assets	604,311	374,530	208,849	633,741	274,964	2,096,395	457,279	294,051	193,279	642,495	253,300	1,840,404
At amortized cost	464,682	314,721	167,134	392,172	171,952	1,510,661	395,256	258,580	152,270	345,538	148,969	1,300,613
Compulsory deposits in the Central Bank of Brazil	102,600	-	-	-	-	102,600	92,580	-	-	-	-	92,580
Interbank deposits	40,782	8,207	7,683	2,800	114	59,586	51,138	7,050	5,861	5,669	216	69,934
Securities purchased under agreements to resell	177,458	44,221	47	-	50	221,776	142,405	26,532	-	403	371	169,711
Securities	15,933	19,075	26,632	107,906	47,731	217,277	4,427	12,884	27,858	69,965	30,664	145,798
Loan and lease operations	127,909	243,218	132,772	281,466	124,057	909,422	104,706	212,114	118,551	269,501	117,718	822,590
At fair value through other comprehensive income	35,573	13,223	6,609	47,249	18,398	121,052	10,420	9,286	6,722	63,256	15,938	105,622
At fair value through profit and loss	104,056	46,586	35,106	194,320	84,614	464,682	51,603	26,185	34,287	233,701	88,393	434,169
Securities	81,484	39,344	26,454	169,113	68,704	385,099	36,111	13,872	28,532	212,911	73,541	364,967
Derivatives	22,572	7,215	8,362	24,834	15,225	78,208	15,492	12,292	5,632	20,777	14,852	69,045
Other Financial Assets	-	27	290	373	685	1,375	-	21	123	13	-	157
Financial liabilities	651,532	177,388	142,668	585,754	112,329	1,669,671	660,751	127,205	107,515	361,399	228,857	1,485,727
At amortized cost	643,530	160,422	125,266	563,338	99,607	1,592,163	653,598	110,994	99,753	340,944	216,959	1,422,248
Deposits	360,548	75,395	62,860	360,225	12,410	871,438	402,930	52,259	38,563	220,822	135,798	850,372
Securities sold under repurchase agreements	264,284	5,698	816	16,223	6,419	293,440	239,843	2,627	725	5,659	3,994	252,848
Interbank market funds	12,918	67,034	57,476	148,390	8,769	294,587	9,976	46,610	41,520	69,043	9,996	177,145
Institutional market funds	5,379	11,800	3,552	36,642	72,009	129,382	439	9,045	18,422	43,559	67,171	138,636
Premium bonds plans	401	495	562	1,858	-	3,316	410	453	523	1,861	-	3,247
At fair value through profit and loss	8,002	16,966	17,402	22,416	12,722	77,508	7,153	16,211	7,762	20,455	11,898	63,479
Derivatives	8,002	16,950	17,164	22,278	12,467	76,861	7,153	16,174	7,625	20,404	11,848	63,204
Structured notes	-	1	1	18	44	64	-	-	16	48	50	114
Other Financial Liabilities	-	15	237	120	211	583	-	37	121	3	-	161
Difference assets / liabilities (1)	(47,221)	197,142	66,181	47,987	162,635	426,724	(203,472)	166,846	85,764	281,096	24,443	354,677
Cumulative difference	(47,221)	149,921	216,102	264,089	426,724		(203,472)	(36,626)	49,138	330,234	354,677
Ratio of cumulative difference to total interest-bearing assets	(2.3)%	7.2%	10.3%	12.6%	20.4%		(11.1)%	(2.0)%	2.7%	17.9%	19.3%

1) The difference arises from the mismatch between the maturities of all remunerated assets and liabilities, at the respective period-end date, considering the contractually agreed terms.

Summary of Funding from Customers

Funding from customers	12/31/2022			12/31/2021
	0-30 days	Total	%	0-30 days	Total	%
Deposits	360,548	871,438		402,930	850,372
Demand deposits	117,587	117,587	9.9%	158,116	158,116	14.8%
Savings deposits	179,764	179,764	15.2%	190,601	190,601	17.9%
Time deposits	57,365	564,215	47.7%	52,563	497,051	46.5%
Other	5,832	9,872	0.8%	1,650	4,604	0.4%
Funds from acceptances and issuance of securities (1)	12,436	256,495	21.8%	2,310	143,138	13.4%
Funds from own issue (2)	-	8	-	-	21	-
Subordinated debt	-	54,540	4.6%	-	75,036	7.0%
Total	372,984	1,182,481	100.0%	405,240	1,068,567	100.0%
1) Includes mortgage notes, guaranteed real estate credit bills, agribusiness, financial recorded in interbank markets funds and Obligations on the issue of debentures, Securities abroad and strutured operations certificates recorded in Institutional Markets Funds.
2) Refers to deposits received under securities repurchase agreements with securities from own issue.

Summary of Liquidity Indicators

The table below shows the indicators used by ITAÚ UNIBANCO HOLDING in the management of liquidity risk:

Liquidity indicators	12/31/2022	12/31/2021
	%	%
Net assets / customers funds within 30 days (1,2)	69.4%	56.5%
Net assets / total customers funds (1,3)	21.9%	21.4%
Net assets / total financial assets (1,4)	16.2%	16.2%

1) Net assets (present value): Cash, Securities purchased under agreements to resell – Funded position and Government securities - available. Detailed in the table Non discounted future flows – Financial assets.
2) Funding from customers table (Total funding from customers 0-30 days).
3) Funding from customers table (Total funding from customers).
4) Detailed in the table Non discounted future flows – Financial assets, total present value regards R$ 1,595,176 (R$ 1,411,089 at 12/31/2021).

Summary of Assets and Liabilities According to Their Remaining Contractual Maturities, Considering Their Undiscounted Flows

Undiscounted future flows, except for derivatives which are fair value	12/31/2022					12/31/2021
Financial assets (1)	0 - 30	31 - 365	366 - 720	Over 720 days	Total	0 - 30	31 - 365	366 - 720	Over 720 days	Total
Cash	35,381	-	-	-	35,381	44,512	-	-	-	44,512

Interbank investments	225,253	57,085	1,797	1,493	285,628	195,260	32,238	4,535	1,670	233,703
Securities purchased under agreements to resell – Collateral held (2)	46,146	9,912	-	116	56,174	32,435	-	-	-	32,435
Securities purchased under agreements to resell – Collateral repledge	138,381	30,926	-	-	169,307	105,875	19,355	-	-	125,230
Interbank deposits (4)	40,726	16,247	1,797	1,377	60,147	56,950	12,883	4,535	1,670	76,038

Securities	214,486	55,033	28,743	230,772	529,034	158,915	30,191	45,156	223,244	457,506
Government securities - available	188,251	-	2	-	188,253	145,989	453	483	6,737	153,662
Government securities – under repurchase commitments	6,196	27,370	12,194	37,632	83,392	1,337	13,446	27,132	35,575	77,490
Private securities - available	19,995	24,066	11,986	128,862	184,909	11,247	13,349	12,062	133,385	170,043
Private securities – under repurchase commitments	44	3,597	4,561	64,278	72,480	342	2,943	5,479	47,547	56,311

Derivative financial instruments - Net position	22,572	15,577	10,093	29,966	78,208	15,492	17,924	8,826	26,803	69,045
Swaps	4,866	5,499	8,261	28,276	46,902	1,820	3,803	7,341	25,050	38,014
Options	15,610	6,649	802	610	23,671	10,599	9,216	683	754	21,252
Forwards	460	135	-	6	601	1,595	1,513	3	-	3,111
Other derivatives	1,636	3,294	1,030	1,074	7,034	1,478	3,392	799	999	6,668

Loan and lease operations (3)	93,627	314,332	154,386	334,402	896,747	77,663	282,913	135,840	315,004	811,420

Other financial assets	3	314	91	967	1,375	-	144	5	8	157

Total financial assets	591,322	442,341	195,110	597,600	1,826,373	491,842	363,410	194,362	566,729	1,616,343
1) The assets portfolio does not take into consideration the balance of compulsory deposits in Central Bank, amounting to R$ 115,748 (R$ 110,392 at 12/31/2021), which release of funds is linked to the maturity of the liability portfolios. The amounts of PGBL and VGBL are not considered in the assets portfolio because they are covered in Note 26.
2) Net of R$ 14,576 (R$ 9,266 at 12/31/2021) which securities are linked to guarantee transactions  at B3 S.A. - Brasil, Bolsa, Balcão and the BACEN.
3) Net of payment to merchants of R$ 109,981 (R$ 92,011 at 12/31/2021) and the amount of liabilities from transactions related to credit assignments R$ 772 (R$ 1,004 at 12/31/2021).
4) Includes R$ 28,108 (R$ 40,221 at 12/31/2021) related to Compulsory Deposits with Central Banks of other countries.

Undiscounted future flows, except for derivatives which are fair value	12/31/2022					12/31/2021
Financial liabilities	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total

Deposits	370,101	138,908	66,162	405,977	981,148	397,416	96,669	95,397	350,792	940,274
Demand deposits	117,587	-	-	-	117,587	158,116	-	-	-	158,116
Savings deposits	179,764	-	-	-	179,764	190,601	-	-	-	190,601
Time deposit	66,750	134,941	66,161	405,977	673,829	46,938	94,040	95,149	350,791	586,918
Interbank deposits	1,022	3,967	1	-	4,990	933	2,629	248	1	3,811
Other deposits	4,978	-	-	-	4,978	828	-	-	-	828

Compulsory deposits	(49,497)	(17,084)	(8,119)	(41,048)	(115,748)	(49,924)	(12,461)	(11,797)	(36,210)	(110,392)
Demand deposits	(13,148)	-	-	-	(13,148)	(17,812)	-	-	-	(17,812)
Savings deposits	(27,923)	-	-	-	(27,923)	(25,807)	-	-	-	(25,807)
Time deposit	(8,426)	(17,084)	(8,119)	(41,048)	(74,677)	(6,305)	(12,461)	(11,797)	(36,210)	(66,773)

Securities sold under repurchase agreements (1)	297,853	1,900	6,597	15,387	321,737	265,184	5,615	7,020	5,943	283,762
Government securities	229,077	1,899	6,597	15,375	252,948	191,281	1,261	3,885	5,687	202,114
Private securities	23,709	1	-	12	23,722	26,141	3,621	2,775	18	32,555
Foreign	45,067	-	-	-	45,067	47,762	733	360	238	49,093

Funds from acceptances and issuance of securities (2)	10,532	52,792	61,847	152,502	277,673	2,986	35,346	30,927	83,967	153,226

Loans and onlending obligations (3)	35,747	70,549	10,734	11,284	128,314	9,875	71,278	9,491	12,868	103,512

Subordinated debt (4)	492	22,085	7,803	43,189	73,569	55	27,857	16,282	48,969	93,163

Derivative financial instruments - Net position	8,002	34,114	9,056	25,689	76,861	7,153	23,799	8,596	23,656	63,204
Swaps	2,835	5,114	7,344	23,775	39,068	1,562	3,970	6,944	22,170	34,646
Option	3,221	25,087	901	673	29,882	4,086	16,896	786	779	22,547
Forward	55	10	-	-	65	762	-	-	-	762
Other derivatives	1,891	3,903	811	1,241	7,846	743	2,933	866	707	5,249

Other financial liabilities	-	252	34	297	583	-	158	-	3	161

Total financial liabilities	675,359	302,967	153,854	611,957	1,744,137	632,745	248,261	155,916	489,988	1,526,910
1) Includes own and third parties’ portfolios.
2) Includes mortgage notes, Guaranteed real estate notes, agribusiness, financial recorded in interbank market funds and Obligations on issue of debentures, Securities abroad and Structured Transactions certificates recorded in institutional markets funds.
3) Recorded in funds from interbank markets.
4) Recorded in funds from institutional markets.

Summary of Off Balance Commitments

Off balance commitments		12/31/2022					12/31/2021
	Note	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total
Financial Guarantees		2,987	31,548	12,731	44,513	91,779	3,742	28,530	11,046	39,592	82,910
Commitments to be released		161,822	50,552	20,386	172,484	405,244	151,235	35,605	18,541	185,634	391,015
Letters of credit to be released		47,354	-	-	-	47,354	45,773	-	-	-	45,773
Contractual commitments - Fixed and Intangible assets	13 and 14	-	-	-	3	3	-	3	-	-	3
Total		212,163	82,100	33,117	217,000	544,380	200,750	64,138	29,587	225,226	519,701

Summary of Composition Of Capital Adequcy

	12/31/2022	12/31/2021
Available capital (amounts)
Common Equity Tier 1	147,781	130,716
Tier 1	166,868	149,912
Total capital (PR)	185,415	169,797
Risk-weighted assets (amounts)
Total risk-weighted assets (RWA)	1,238,582	1,153,841
Risk-based capital ratios as a percentage of RWA
Common Equity Tier 1 ratio (%)	11.9%	11.3%
Tier 1 ratio (%)	13.5%	13.0%
Total capital ratio (%)	15.0%	14.7%
Additional CET1 buffer requirements as a percentage of RWA
Capital conservation buffer requirement (%) (1)	2.50%	2.00%
Countercyclical buffer requirement (%)	-	-
Bank G-SIB and/or D-SIB additional requirements (%)	1.0%	1.0%
Total of bank CET1 specific buffer requirements (%)	3.50%	3.00%
1) For purposes of calculating the Conservation capital buffer, BACEN Resolution 4,783 establishes, for defined periods, percentages to be applied to the RWA value with a gradual increase until April/22, when it reaches 2.5%.

Summary of risk weighted assets

	RWA
	12/31/2022	12/31/2021
Credit Risk - standardized approach	1,118,752	1,044,344
Credit risk (excluding counterparty credit risk)	1,016,137	922,824
Counterparty credit risk (CCR)	40,222	42,898
Of which: standardized approach for counterparty credit risk (SA-CCR)	25,361	27,616
Of which: other CCR	14,861	15,282
Credit valuation adjustment (CVA)	7,695	8,102
Equity investments in funds - look-through approach	8,002	5,001
Equity investments in funds - mandate-based approach	104	95
Equity investments in funds - fall-back approach	1,461	824
Securitisation exposures - standardized approach	4,408	2,195
Amounts below the thresholds for deduction	40,723	62,405
Market Risk	23,240	22,985
Of which: standardized approach (RWAMPAD)	29,050	28,731
Of which: internal models approach (RWAMINT)	23,097	14,751
Operational Risk	96,590	86,512
Total	1,238,582	1,153,841

Summary of effect of changes on actuarial assumptions

	Impact in Income and Stockholders’ Equity (1)
Sensitivity Test	12/31/2022		12/31/2021
	Private Pension	Insurance	Private Pension	Insurance
Mortality Rates
5% increase	48	(7)	45	(2)
5% decrease	(49)	7	(48)	2
Risk-free Interest Rates
0.1% increase	110	7	102	10
0.1% decrease	(113)	(7)	(104)	(10)
Conversion in Income Rates
5% increase	(13)	-	(11)	-
5% decrease	15	-	11	-
Claims
5% increase	-	(50)	-	(58)
5% decrease	-	50	-	58

Summary of risk concentration

	01/01 to 12/31/2022			01/01 to 12/31/2021			01/01 to 12/31/2020
	Insurance premiums	Retained premium	Retention (%)	Insurance premiums	Retained premium	Retention (%)	Insurance premiums	Retained premium	Retention (%)
Individuals
Group accident insurance	976	973	99.7%	884	883	99.9%	849	847	99.8%
Individual accident	153	149	97.5%	176	175	99.4%	192	187	97.4%
Credit Life Insurance	1,412	1,412	100.0%	1,008	1,008	100.0%	624	624	100.0%
Group Life	1,422	1,422	100.0%	1,168	1,165	99.7%	956	955	99.9%

Summary market risk

Class	12/31/2022		12/31/2021
	Account balance	DV01	Account balance	DV01
Government securities
National Treasury Notes (NTN-C)	5,966	(3.19)	5,154	(3.05)
National Treasury Notes (NTN-B)	6,832	(7.01)	6,094	(6.24)
National Treasury Notes (NTN-F)	257	(0.14)	205	(0.11)
National Treasury Bills (LTN)	277	(0.05)	166	(0.01)
Corporate securities
Indexed to IGPM	-	-	7	(0.02)
Indexed to IPCA	404	(0.39)	355	(0.36)
Indexed to PRE	30	-	23	-
Indexed to PYG	76	(0.01)	30	(0.01)
Shares	630	6	947	9
Post-fixed assets	3,776	-	6,048	-
Under agreements to resell	3,500	-	1,895	-
Total	21,748		20,924

Schedule of Liquidity Risk
III.II - Liquidity Risk
Liquidity risk is identified by ITAÚ UNIBANCO HOLDING as the risk of lack of liquid resources available to cover its current obligations at a given moment. For insurance operations, the liquidity risk is managed continuously by monitoring payment flows against liabilities, compared to the inflows generated by its operations and financial assets portfolio.
Financial assets are managed in order to optimize the risk-return ratio of investments, considering, on a careful basis, the characteristics of their liabilities. The risk integrated control considers the concentration limits by issuer and credit risk, sensitivities and market risk limits and control over asset liquidity risk. Thus, investments are concentrated in government and private securities with good credit quality in active and liquid markets, keeping a considerable amount invested in short-term assets, available on demand, to cover regular needs and any liquidity contingencies. Additionally, ITAÚ UNIBANCO HOLDING constantly monitors the solvency conditions of its insurance operations.

Liabilities	Assets	12/31/2022			12/31/2021
Insurance operations	Backing asset	Liabilities amounts (1)	Liability Duration (months)	Asset Duration (months)	Liabilities amounts (1)	Liability Duration (months)	Asset Duration (months)
Unearned premiums	Financial treasury bills (LFT) Repurchase agreements National treasury bills (LTN) National treasury notes (NTN-B) National treasury notes (NTN-C) National treasury notes (NTN-F) Bank deposit certificates (CDB) Financial bills (LF) Debentures	3,615	52.0	15.0	2,846	55.6	20.3
IBNR, PDR and PSL		880	44.0	22.3	869	48.6	27.0
Redemptions and Other Unsettled Amounts		23	13.1	15.2	19	17.9	20.3
Mathematical reserve for benefits to be granted and benefits granted		30	71.6	19.6	19	122.6	27.4
Financial surplus		-	-	-	1	149.5	20.3
Other provisions		135	4.8	81.5	129	7.0	90.0
Subtotal		4,683			3,883
Pension plan, VGBL and individual life operations
Related expenses		49	96.5	69.4	65	103.8	76.3
Unearned premiums		12	19.6	11.3	12	16.0	18.5
Unsettled claims		74	19.6	11.3	79	16.0	18.5
IBNR		26	19.6	11.3	27	16.0	18.5
Redemptions and Other Unsettled Amounts		394	19.6	11.3	358	16.0	18.5
Mathematical reserve for benefits granted		4,015	96.5	69.5	3,786	103.8	76.4
Mathematical reserve for benefits to be granted – PGBL/ VGBL		216,735	155.3	50.7	197,897	134.0	55.2
Mathematical reserve for benefits to be granted – traditional		8,036	214.3	82.0	7,513	195.9	79.8
Other provisions		397	214.2	82.0	665	195.9	79.8
Financial surplus		729	214.3	82.0	691	195.9	79.8
Subtotal		230,467			211,093
Total technical reserves	Total backing assets	235,150			214,976
1) Gross amounts of Credit Rights, Deposits in Guarantee and Reinsurance.

Summary of Financial Assets Individually Evaluated Classified by Rating

III.III.III - Risk level of financial assets
The table below shows insurance financial assets, individually evaluated, classified by rating:
	12/31/2022
	Financial Assets at Amortized Cost		Financial assets at fair value through profit or loss (1)	Financial assets at fair value through other comprehensive income	Total
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities

Low	6,560	15,171	205,665	547	227,943
Medium	-	117	25	-	142
High	-	-	11	-	11
Total	6,560	15,288	205,701	547	228,096
%	2.9%	6.7%	90.2%	0.2%	100.0%

1) Includes Derivatives in the amount of R$ 1,146.

	12/31/2021
	Financial Assets at Amortized Cost		Financial assets at fair value through profit or loss (1)	Financial assets at fair value through other comprehensive income	Total
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities

Low	4,062	11,401	188,480	587	204,530
Medium	-	-	1	-	1
High	-	-	10	-	10
Total	4,062	11,401	188,491	587	204,541
%	2.0%	5.6%	92.1%	0.3%	100.0%
1) Includes Derivatives in the amount of R$ 2,946.